Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—46.6%
	U.S. Treasury Bonds—15.6%
$2,200,000	2.500%, 2/15/2046	$ 1,590,209
6,700,000	2.750%, 8/15/2042	5,288,073
2,200,000	2.875%, 11/15/2046	1,690,315
3,000,000	3.375%, 8/15/2042	2,603,410
700,000	3.375%, 5/15/2044	596,250
9,000,000	3.375%, 11/15/2048	7,467,040
3,500,000	3.625%, 2/15/2053	3,050,831
2,600,000	3.625%, 5/15/2053	2,267,927
500,000	3.875%, 8/15/2040	472,712
1,500,000	3.875%, 5/15/2043	1,387,992
1,000,000	4.000%, 11/15/2052	931,649
2,000,000	4.125%, 8/15/2053	1,908,125
1,000,000	4.250%, 2/15/2054	976,714
1,250,000	4.750%, 11/15/2053	1,322,339
	TOTAL	31,553,586
	U.S. Treasury Notes—31.0%
4,000,000	0.500%, 8/31/2027	3,626,254
5,000,000	0.625%, 12/31/2027	4,498,458
1,500,000	0.750%, 5/31/2026	1,424,124
4,000,000	1.125%, 10/31/2026	3,775,314
1,500,000	1.250%, 9/30/2028	1,348,490
3,000,000	1.500%, 2/15/2030	2,635,629
3,500,000	2.250%, 3/31/2026	3,408,282
7,500,000	2.375%, 5/15/2027	7,191,343
3,750,000	2.750%, 7/31/2027	3,619,180
5,750,000	2.750%, 5/31/2029	5,431,944
1,075,000	2.750%, 8/15/2032	975,564
3,000,000	3.125%, 11/15/2028	2,892,891
3,000,000	3.500%, 1/31/2028	2,944,721
3,500,000	3.750%, 8/31/2026	3,471,964
500,000	3.875%, 8/15/2033	488,718
3,000,000	4.000%, 12/15/2025	2,988,869
2,000,000	4.000%, 6/30/2028	1,992,406
1,500,000	4.125%, 7/31/2031	1,499,081
1,500,000	4.375%, 7/31/2026	1,503,338
3,000,000	4.375%, 8/15/2026	3,007,270
750,000	4.375%, 11/30/2030	759,753
3,000,000	4.625%, 9/30/2030	3,077,578
	TOTAL	62,561,171
	TOTAL U.S. TREASURIES (IDENTIFIED COST $96,111,184)	94,114,757
	MORTGAGE-BACKED SECURITIES—40.9%
	Federal Home Loan Mortgage Corporation—9.8%
1,125,480	2.500%, 1/1/2052	956,479
3,850,935	3.000%, 3/1/2052	3,356,827

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 535,823		3.500%, 1/1/2047	$ 494,269
4,780,151		3.500%, 2/1/2052	4,363,134
465,024		4.000%, 5/1/2052	436,623
896,723		4.000%, 9/1/2052	840,555
3,458,155		4.000%, 11/1/2052	3,266,401
3,325,129		5.000%, 10/1/2052	3,274,739
500,000		5.000%, 11/1/2054	491,290
2,205,987		5.500%, 9/1/2052	2,214,031
		TOTAL	19,694,348
		Federal National Mortgage Association—22.9%
4,259,086		2.000%, 2/1/2052	3,452,337
1,523,083		2.000%, 3/1/2052	1,231,251
2,029,654		2.000%, 3/1/2052	1,629,027
1,598,984		2.500%, 1/1/2052	1,346,391
2,098,331		2.500%, 2/1/2052	1,785,871
2,178,764		2.500%, 3/1/2052	1,828,455
4,293,404		2.500%, 4/1/2052	3,637,978
4,687,537		3.000%, 5/1/2051	4,094,876
1,984,252		3.000%, 6/1/2052	1,749,498
599,820		3.500%, 1/1/2048	550,117
5,501,276		3.500%, 12/1/2051	4,986,965
1,355,209		4.000%, 4/1/2053	1,270,322
7,284,893		4.500%, 11/1/2052	7,019,030
1,146,491		4.500%, 11/1/2052	1,104,649
2,492,533		4.500%, 2/1/2053	2,402,932
18,425		5.000%, 1/1/2035	18,563
1,203		5.500%, 6/1/2025	1,201
3,228,113		5.500%, 11/1/2052	3,225,963
4,149		6.000%, 4/1/2026	4,165
22,389		6.000%, 7/1/2034	23,218
2,452,818		6.000%, 12/1/2052	2,487,367
2,367,059		6.500%, 11/1/2053	2,423,971
		TOTAL	46,274,147
		Government National Mortgage Association—7.7%
3,263,190		5.000%, 9/20/2053	3,219,352
5,230,883		5.500%, 9/20/2053	5,243,096
7,269		6.000%, 1/20/2029	7,356
3,958		6.000%, 3/15/2032	4,001
6,985,889		6.000%, 10/20/2053	7,068,797
5,114		6.500%, 10/15/2031	5,238
39		7.500%, 10/15/2026	40
2,407		7.500%, 10/15/2027	2,448
		TOTAL	15,550,328
	[1]	Uniform Mortgage-Backed Securities, TBA—0.5%
1,000,000		5.500%, 12/1/2054	998,594
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $81,958,212)	82,517,417
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.5%
	[2]	Federal Home Loan Mortgage Corporation—2.7%
14,135		REMIC, Series 2411, Class FJ, 5.270% (30-DAY AVERAGE SOFR +0.464%), 12/15/2029	14,068

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 45,964		REMIC, Series 2458, Class FB, 5.920% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	$ 46,354
8,569		REMIC, Series 2534, Class FI, 5.820% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	8,617
254,569		REMIC, Series 3322, Class FB, 5.310% (30-DAY AVERAGE SOFR +0.504%), 5/15/2037	251,195
5,125,667		REMIC, Series 4614, Class FG, 5.420% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	5,062,001
		TOTAL	5,382,235
	[2]	Federal National Mortgage Association—3.1%
44,262		REMIC, Series 370, Class F21, 5.148% (30-DAY AVERAGE SOFR +0.414%), 6/25/2036	43,728
202		REMIC, Series 1999-51, Class F, 5.412% (30-DAY AVERAGE SOFR +0.614%), 9/17/2029	202
66,365		REMIC, Series 2006-58, Class FP, 5.148% (30-DAY AVERAGE SOFR +0.414%), 7/25/2036	65,595
116,455		REMIC, Series 2006-85, Class PF, 5.228% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	115,556
110,687		REMIC, Series 2007-46, Class FA, 5.218% (30-DAY AVERAGE SOFR +0.484%), 5/25/2037	109,086
3,975,715		REMIC, Series 2017-30, Class FA, 5.198% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	3,908,471
1,972,515		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	1,931,513
		TOTAL	6,174,151
		Government National Mortgage Association—0.7%
702,427		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	660,550
988,385		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	815,667
		TOTAL	1,476,217
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,139,052)	13,032,603
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—4.8%
1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	1,019,706
3,000,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	3,043,531
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,879,915
3,700,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	3,760,131
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,563,054)	9,703,283
	[2]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
12,342		7.465%, 7/1/2035 (IDENTIFIED COST $12,224)	12,577
		INVESTMENT COMPANY—1.6%
3,252,149		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[3] (IDENTIFIED COST $3,252,149)	3,252,149
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $204,035,875)	202,632,786
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(720,926)
		TOTAL NET ASSETS—100%	$201,911,860

At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	53	$10,923,797	March 2025	$33,059
United States Treasury Notes 5-Year Long Futures	92	$9,899,344	March 2025	$78,171
United States Treasury Notes 10-Year Long Futures	78	$8,672,625	March 2025	$108,293
Short Futures:
United States Treasury Ultra Bond Short Futures	51	$6,094,500	March 2025	$(149,863)
United States Treasury Notes 10-Year Ultra Short Futures	36	$4,132,688	March 2025	$(76,018)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,358)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/29/2024	$2,050,527
Purchases at Cost	$43,460,742
Proceeds from Sales	$(42,259,120)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2024	$3,252,149
Shares Held as of 11/30/2024	3,252,149
Dividend Income	$59,656

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$94,114,757	$—	$94,114,757
Mortgage-Backed Securities	—	82,517,417	—	82,517,417
Collateralized Mortgage Obligations	—	13,032,603	—	13,032,603
Commercial Mortgage-Backed Securities	—	9,703,283	—	9,703,283
Adjustable Rate Mortgage	—	12,577	—	12,577
Investment Company	3,252,149	—	—	3,252,149
TOTAL SECURITIES	$3,252,149	$199,380,637	$—	$202,632,786
Other Financial Instruments:[1]
Assets	$219,523	$—	$—	$219,523
Liabilities	(225,881)	—	—	(225,881)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,358)	$—	$—	$(6,358)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate